Other non-current assets - Summary of other non-current assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-current assets [abstract]
Prepayment for leasing motor vehicles	¥ 11,942	¥ 18,239	¥ 19,327
Prepayment for property and equipment	8,742	1,225	1,505
Contract assets-non-current, net of allowance		561	250
Other non-current assets	¥ 20,684	¥ 20,025	¥ 21,082